Stockholders' Equity (Details - Black Scholes Option) - Equity Option [Member]	9 Months Ended
Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	3.45%
Expected life of the options	5 years 6 months
Expected volatility	128.40%
Expected dividend yield	0.00%